PSF SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Common Stocks — 97.6%
Aerospace & Defense — 0.9%
AAR Corp.*	37,413	$1,213,303
Ducommun, Inc.*	12,877	648,357
Kaman Corp.	21,498	766,834
		2,628,494
Airlines — 0.3%
Allegiant Travel Co.*	4,982	973,881
Auto Components — 1.0%
Adient PLC*	38,352	1,589,690
Goodyear Tire & Rubber Co. (The)*	76,600	1,355,820
		2,945,510
Automobiles — 0.0%
Workhorse Group, Inc.*(a)	19,415	148,525
Banks — 15.8%
Amalgamated Financial Corp.	16,808	265,903
Ameris Bancorp	43,321	2,247,493
Atlantic Union Bankshares Corp.	48,166	1,774,917
BancorpSouth Bank	52,000	1,548,560
Banner Corp.	35,495	1,959,679
Brookline Bancorp, Inc.	74,546	1,137,572
Cadence BanCorp	21,039	462,016
Columbia Banking System, Inc.	51,533	1,957,739
Community Bank System, Inc.	26,343	1,802,388
ConnectOne Bancorp, Inc.	47,966	1,439,460
CVB Financial Corp.	84,387	1,718,963
Eastern Bankshares, Inc.	54,941	1,115,302
FB Financial Corp.	40,591	1,740,542
First Financial Bankshares, Inc.(a)	24,642	1,132,300
First Merchants Corp.	42,249	1,767,698
First of Long Island Corp. (The)	8,928	183,917
German American Bancorp, Inc.	20,780	802,731
Glacier Bancorp, Inc.	40,081	2,218,483
Great Western Bancorp, Inc.	11,545	377,983
Hancock Whitney Corp.	39,970	1,883,386
Heritage Financial Corp.	34,290	874,395
Home BancShares, Inc.	58,980	1,387,799
Independent Bank Corp.	19,240	1,465,126
Lakeland Financial Corp.	28,163	2,006,332
OceanFirst Financial Corp.	61,169	1,309,628
Pacific Premier Bancorp, Inc.	45,140	1,870,602
PacWest Bancorp	32,306	1,464,108
Pinnacle Financial Partners, Inc.	15,474	1,455,794
Renasant Corp.	43,675	1,574,484
SouthState Corp.	21,986	1,641,695
Towne Bank	32,533	1,012,102
TriCo Bancshares	30,137	1,307,946
United Community Banks, Inc.	63,775	2,093,096
		47,000,139
Beverages — 0.7%
Primo Water Corp.	129,715	2,039,120
Biotechnology — 3.1%
Agios Pharmaceuticals, Inc.*(a)	20,920	965,458
Alkermes PLC*	29,445	908,084
Allogene Therapeutics, Inc.*	21,573	554,426
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Arena Pharmaceuticals, Inc.*	18,348	$1,092,623
Bluebird Bio, Inc.*	28,722	548,877
Blueprint Medicines Corp.*	4,654	478,478
Cytokinetics, Inc.*(a)	11,516	411,582
Inovio Pharmaceuticals, Inc.*(a)	41,816	299,403
Invitae Corp.*(a)	24,817	705,547
Ironwood Pharmaceuticals, Inc.*	57,058	745,178
Mersana Therapeutics, Inc.*	15,180	143,147
Myriad Genetics, Inc.*	32,867	1,061,275
REVOLUTION Medicines, Inc.*(a)	15,233	419,060
Turning Point Therapeutics, Inc.*	12,402	823,865
		9,157,003
Building Products — 1.1%
Gibraltar Industries, Inc.*	10,726	747,066
Griffon Corp.	12,487	307,180
Resideo Technologies, Inc.*	84,681	2,099,242
		3,153,488
Capital Markets — 1.4%
Hamilton Lane, Inc. (Class A Stock)	8,233	698,323
Houlihan Lokey, Inc.	11,451	1,054,637
PJT Partners, Inc. (Class A Stock)	13,162	1,041,246
Stifel Financial Corp.	19,595	1,331,676
		4,125,882
Chemicals — 2.2%
Amyris, Inc.*	21,713	298,120
Avient Corp.	76,298	3,536,412
HB Fuller Co.	11,400	735,984
Kraton Corp.*	8,052	367,493
Tronox Holdings PLC (Class A Stock)	61,970	1,527,561
		6,465,570
Commercial Services & Supplies — 1.2%
Brady Corp. (Class A Stock)	15,642	793,049
Deluxe Corp.	39,128	1,404,304
UniFirst Corp.	5,942	1,263,388
		3,460,741
Communications Equipment — 0.6%
Viavi Solutions, Inc.*	110,124	1,733,352
Construction & Engineering — 1.5%
Arcosa, Inc.	26,864	1,347,767
Dycom Industries, Inc.*	18,891	1,345,795
WillScot Mobile Mini Holdings Corp.*	59,214	1,878,268
		4,571,830
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	41,350	1,321,960
Consumer Finance — 1.0%
FirstCash, Inc.	13,142	1,149,925
Green Dot Corp. (Class A Stock)*	27,589	1,388,554
Oportun Financial Corp.*	12,132	303,664
		2,842,143
A1

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services — 0.1%
Alerus Financial Corp.	8,077	$241,341
Diversified Telecommunication Services — 0.5%
Iridium Communications, Inc.*	40,076	1,597,029
Electric Utilities — 1.9%
ALLETE, Inc.	28,795	1,713,878
IDACORP, Inc.	19,993	2,066,876
MGE Energy, Inc.	25,345	1,862,858
		5,643,612
Electronic Equipment, Instruments & Components — 1.7%
CTS Corp.	27,584	852,621
FARO Technologies, Inc.*	16,953	1,115,677
Knowles Corp.*	47,838	896,484
Rogers Corp.*	7,038	1,312,446
TTM Technologies, Inc.*(a)	78,622	988,279
		5,165,507
Energy Equipment & Services — 1.4%
Cactus, Inc. (Class A Stock)	34,312	1,294,249
ChampionX Corp.*	75,494	1,688,046
Liberty Oilfield Services, Inc. (Class A Stock)*	42,199	511,874
NexTier Oilfield Solutions, Inc.*	117,117	538,738
		4,032,907
Equity Real Estate Investment Trusts (REITs) — 9.6%
Acadia Realty Trust	83,254	1,699,214
DigitalBridge Group, Inc.*(a)	252,149	1,520,459
EastGroup Properties, Inc.	7,567	1,260,889
Healthcare Realty Trust, Inc.	83,080	2,474,122
Highwoods Properties, Inc.	52,391	2,297,869
Hudson Pacific Properties, Inc.	85,494	2,245,927
National Health Investors, Inc.	28,727	1,536,895
Park Hotels & Resorts, Inc.*	57,888	1,107,976
Pebblebrook Hotel Trust(a)	103,678	2,323,424
PS Business Parks, Inc.	6,629	1,039,030
RLJ Lodging Trust	101,429	1,507,235
Ryman Hospitality Properties, Inc.*	25,615	2,143,976
Sabra Health Care REIT, Inc.	125,379	1,845,579
SITE Centers Corp.	130,310	2,011,986
STAG Industrial, Inc.	50,968	2,000,494
Terreno Realty Corp.	24,334	1,538,639
		28,553,714
Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings, Inc.*	34,400	1,889,248
Performance Food Group Co.*	3,315	154,015
United Natural Foods, Inc.*	23,303	1,128,331
		3,171,594
Food Products — 1.2%
Hostess Brands, Inc.*(a)	93,176	1,618,467
Simply Good Foods Co. (The)*	27,669	954,304
Sovos Brands, Inc.*	13,903	193,947
Utz Brands, Inc.(a)	45,039	771,518
		3,538,236
	Shares	Value
Common Stocks (continued)
Gas Utilities — 1.2%
Chesapeake Utilities Corp.	12,700	$1,524,635
ONE Gas, Inc.	30,561	1,936,651
		3,461,286
Health Care Equipment & Supplies — 2.6%
Avanos Medical, Inc.*	40,512	1,263,974
CONMED Corp.	12,346	1,615,227
Figs, Inc. (Class A Stock)*	8,135	302,134
LivaNova PLC*	13,361	1,058,058
Merit Medical Systems, Inc.*	25,008	1,795,575
NuVasive, Inc.*	29,205	1,747,919
		7,782,887
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.*	23,124	1,474,849
AMN Healthcare Services, Inc.*	12,021	1,379,410
Option Care Health, Inc.*	39,406	955,990
Owens & Minor, Inc.	24,912	779,496
Tenet Healthcare Corp.*	38,076	2,529,769
		7,119,514
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.*	76,320	1,020,398
Hotels, Restaurants & Leisure — 1.7%
Bloomin’ Brands, Inc.*	21,249	531,225
Boyd Gaming Corp.*	19,799	1,252,485
SeaWorld Entertainment, Inc.*	38,752	2,143,760
Travel + Leisure Co.	20,183	1,100,579
		5,028,049
Household Durables — 1.4%
Century Communities, Inc.	28,099	1,726,684
Installed Building Products, Inc.	6,548	701,618
Meritage Homes Corp.*	15,251	1,479,347
Tupperware Brands Corp.*(a)	11,283	238,297
		4,145,946
Independent Power & Renewable Electricity Producers — 0.4%
NextEra Energy Partners LP(a)	15,378	1,158,886
Insurance — 2.8%
AMERISAFE, Inc.	10,536	591,702
BRP Group, Inc. (Class A Stock)*	28,120	936,115
CNO Financial Group, Inc.	70,908	1,669,174
Enstar Group Ltd.*	6,041	1,418,004
Primerica, Inc.	6,819	1,047,603
RLI Corp.	9,201	922,584
Selective Insurance Group, Inc.	24,107	1,820,802
		8,405,984
IT Services — 0.5%
LiveRamp Holdings, Inc.*	34,287	1,619,375
Leisure Products — 0.6%
Callaway Golf Co.*	59,703	1,649,594
Life Sciences Tools & Services — 0.3%
Pacific Biosciences of California, Inc.*	31,100	794,605

A2

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery — 5.9%
Astec Industries, Inc.	22,884	$1,231,388
Chart Industries, Inc.*(a)	10,753	2,055,006
Colfax Corp.*	46,019	2,112,272
Columbus McKinnon Corp.	42,424	2,051,200
Federal Signal Corp.	44,006	1,699,512
Kennametal, Inc.	54,804	1,875,941
Proto Labs, Inc.*	7,967	530,602
Rexnord Corp.	56,267	3,617,406
SPX FLOW, Inc.	15,570	1,138,167
Terex Corp.	31,512	1,326,655
		17,638,149
Media — 2.5%
Entravision Communications Corp. (Class A Stock)	84,097	597,089
Gray Television, Inc.	38,742	884,092
iHeartMedia, Inc. (Class A Stock)*	66,954	1,675,189
John Wiley & Sons, Inc. (Class A Stock)	35,491	1,852,985
Nexstar Media Group, Inc. (Class A Stock)	10,388	1,578,561
TEGNA, Inc.	41,921	826,682
		7,414,598
Metals & Mining — 1.6%
Alcoa Corp.*	12,226	598,341
Allegheny Technologies, Inc.*(a)	29,959	498,218
Arconic Corp.*	39,258	1,238,197
Coeur Mining, Inc.*	81,790	504,644
Commercial Metals Co.	30,777	937,468
Constellium SE*	59,022	1,108,433
		4,885,301
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
KKR Real Estate Finance Trust, Inc.(a)	68,568	1,446,785
PennyMac Mortgage Investment Trust	125,188	2,464,952
Two Harbors Investment Corp.(a)	197,040	1,249,233
		5,160,970
Multiline Retail — 0.4%
Macy’s, Inc.	55,132	1,245,983
Oil, Gas & Consumable Fuels — 5.3%
Antero Resources Corp.*(a)	123,263	2,318,577
Brigham Minerals, Inc. (Class A Stock)	54,034	1,035,291
Centennial Resource Development, Inc. (Class A Stock)*	238,804	1,599,987
Magnolia Oil & Gas Corp. (Class A Stock)(a)	97,857	1,740,876
Ovintiv, Inc.	55,319	1,818,889
PDC Energy, Inc.	38,585	1,828,543
Range Resources Corp.*(a)	77,919	1,763,307
SM Energy Co.	69,732	1,839,530
Viper Energy Partners LP	87,157	1,904,381
		15,849,381
Paper & Forest Products — 0.1%
Domtar Corp.*	8,028	437,847
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 0.2%
Intra-Cellular Therapies, Inc.*	15,047	$560,952
Professional Services — 2.6%
ASGN, Inc.*	17,756	2,008,914
First Advantage Corp.*	60,963	1,161,345
ICF International, Inc.	10,573	944,063
KBR, Inc.	66,986	2,639,248
ManTech International Corp. (Class A Stock)	12,126	920,606
		7,674,176
Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.	65,249	1,365,009
Road & Rail — 1.6%
ArcBest Corp.	19,813	1,620,109
Avis Budget Group, Inc.*(a)	10,090	1,175,586
Saia, Inc.*	7,754	1,845,685
		4,641,380
Semiconductors & Semiconductor Equipment — 1.8%
Cohu, Inc.*	49,440	1,579,114
MACOM Technology Solutions Holdings, Inc.*	27,214	1,765,372
Onto Innovation, Inc.*	27,896	2,015,486
		5,359,972
Software — 1.3%
Cerence, Inc.*(a)	9,462	909,393
InterDigital, Inc.	11,956	810,856
Marathon Digital Holdings, Inc.*(a)	14,268	450,583
Vonage Holdings Corp.*	108,482	1,748,730
		3,919,562
Specialty Retail — 2.9%
Abercrombie & Fitch Co. (Class A Stock)*	37,980	1,429,187
Academy Sports & Outdoors, Inc.*	22,934	917,819
American Eagle Outfitters, Inc.(a)	14,624	377,299
Citi Trends, Inc.*	12,550	915,648
Group 1 Automotive, Inc.	8,769	1,647,520
Rent-A-Center, Inc.	29,642	1,666,177
RH*	342	228,083
Signet Jewelers Ltd.	15,142	1,195,612
Zumiez, Inc.*	3,837	152,559
		8,529,904
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.*	11,295	546,791
Crocs, Inc.*	14,533	2,085,195
Deckers Outdoor Corp.*	431	155,246
		2,787,232
Thrifts & Mortgage Finance — 2.5%
MGIC Investment Corp.	122,521	1,832,914
NMI Holdings, Inc. (Class A Stock)*	45,720	1,033,729
Walker & Dunlop, Inc.	18,543	2,104,630

A3

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
Washington Federal, Inc.	69,944	$2,399,779
		7,371,052
Trading Companies & Distributors — 2.1%
Beacon Roofing Supply, Inc.*	29,976	1,431,654
Herc Holdings, Inc.*	9,713	1,587,687
WESCO International, Inc.*	26,679	3,076,622
		6,095,963
Water Utilities — 0.3%
SJW Group	15,096	997,242
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	72,896	1,421,472

Total Common Stocks (cost $226,193,297)		290,054,247
Exchange-Traded Fund — 0.9%
iShares Russell 2000 Value ETF(a)	16,338	2,617,838
(cost $2,153,217)

Total Long-Term Investments (cost $228,346,514)		292,672,085
Short-Term Investments — 9.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	4,421,946	4,421,946
PGIM Institutional Money Market Fund (cost $22,330,002; includes $22,328,984 of cash collateral for securities on loan)(b)(wa)	22,349,524	22,336,114

Total Short-Term Investments (cost $26,751,948)		26,758,060

TOTAL INVESTMENTS—107.5% (cost $255,098,462)		319,430,145

Liabilities in excess of other assets — (7.5)%		(22,152,309)

Net Assets — 100.0%		$297,277,836

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,544,455; cash collateral of $22,328,984 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4